Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 3,538	$ 3,469
Other long-term employee benefits and deferred compensation	637	546
Other post-employment benefits	543	612
Environmental remediation provisions	642	592	$ 634
Product liability, government investigations, other legal matters provisions	181	200	$ 214
Contingent consideration	984	958
Other non-current liabilities	409	255
Total provisions and other non-current liabilities	$ 6,934	$ 6,632